American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2025 Portfolio
April 30, 2022

One Choice 2025 Portfolio - Schedule of Investments
APRIL 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 41.5%
Inflation-Adjusted Bond Fund G Class	6,334,441	77,660,247
NT Diversified Bond Fund G Class	41,559,180	419,332,122
NT High Income Fund G Class	8,960,568	80,645,109
Short Duration Fund G Class	16,781,737	168,153,002
Short Duration Inflation Protection Bond Fund G Class	10,736,352	117,885,145
		863,675,625
Domestic Equity Funds — 35.4%
Focused Large Cap Value Fund G Class	19,126,248	191,262,485
Growth Fund G Class	2,053,157	88,429,460
Heritage Fund G Class	1,894,925	42,105,240
Mid Cap Value Fund G Class	5,635,078	93,654,996
NT Disciplined Growth Fund G Class	4,532,400	59,555,731
NT Equity Growth Fund G Class	7,867,332	78,673,323
Small Cap Growth Fund G Class	1,051,411	19,892,702
Small Cap Value Fund G Class	2,153,741	21,278,957
Sustainable Equity Fund G Class	3,484,825	143,086,895
		737,939,789
International Fixed Income Funds — 11.6%
Emerging Markets Debt Fund G Class	3,343,910	30,162,065
Global Bond Fund G Class	17,879,736	169,321,097
International Bond Fund G Class	3,624,636	42,082,024
		241,565,186
International Equity Funds — 11.5%
Emerging Markets Fund G Class	717,046	7,987,895
Global Real Estate Fund G Class	1,741,776	24,193,271
International Growth Fund G Class	7,917,829	90,104,892
International Small-Mid Cap Fund G Class	1,360,427	13,577,061
International Value Fund G Class	12,769,051	97,044,785
Non-U.S. Intrinsic Value Fund G Class	772,407	6,866,695
		239,774,599
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,885,190,398)		2,082,955,199
OTHER ASSETS AND LIABILITIES†		(17,665)
TOTAL NET ASSETS — 100.0%		$2,082,937,534

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Inflation-Adjusted Bond Fund	$105,789	$4,358	$24,949	$(7,538)	$77,660	6,334	$2,190	$3,112
NT Diversified Bond Fund	532,883	33,994	95,507	(52,038)	419,332	41,559	(2,256)	8,789
NT High Income Fund	105,424	6,117	21,318	(9,578)	80,645	8,961	(287)	4,928
Short Duration Fund	194,407	7,103	25,620	(7,737)	168,153	16,782	(342)	3,425
Short Duration Inflation Protection Bond Fund	134,688	7,420	20,963	(3,260)	117,885	10,736	576	4,849
Focused Large Cap Value Fund(3)	222,768	61,755	51,841	(41,419)	191,263	19,126	2,728	45,216
Growth Fund(3)	110,908	17,776	10,639	(29,616)	88,429	2,053	6,166	9,721
Heritage Fund(3)	56,028	10,082	2,841	(21,164)	42,105	1,895	2,659	5,191
Mid Cap Value Fund(3)	110,515	25,649	24,564	(17,945)	93,655	5,635	1,973	20,846
NT Disciplined Growth Fund	75,151	11,140	7,680	(19,055)	59,556	4,532	2,094	8,774
NT Equity Growth Fund	94,621	18,981	9,688	(25,241)	78,673	7,867	2,172	17,139
Small Cap Growth Fund	25,059	5,812	1,748	(9,230)	19,893	1,051	537	4,090
Small Cap Value Fund	25,807	2,464	3,351	(3,641)	21,279	2,154	619	1,979
Sustainable Equity Fund	173,505	10,212	20,219	(20,411)	143,087	3,485	4,904	5,457
Emerging Markets Debt Fund	41,752	1,570	7,846	(5,314)	30,162	3,344	(197)	1,166
Global Bond Fund	214,104	9,041	32,171	(21,653)	169,321	17,880	(454)	6,402
International Bond Fund	52,490	3,109	4,746	(8,771)	42,082	3,625	(293)	670
Emerging Markets Fund(3)	12,708	1,138	1,095	(4,763)	7,988	717	1,450	858
Global Real Estate Fund(3)	29,596	6,467	5,828	(6,042)	24,193	1,742	887	5,799
International Growth Fund(3)	108,198	25,427	7,337	(36,183)	90,105	7,918	4,487	11,235
International Small-Mid Cap Fund(4)	19,933	4,162	2,424	(8,094)	13,577	1,360	1,465	3,203
International Value Fund(3)	109,154	25,035	14,569	(22,575)	97,045	12,769	84	12,730
Non-U.S. Intrinsic Value Fund	11,048	549	3,589	(1,141)	6,867	772	96	461
	$2,566,536	$299,361	$400,533	$(382,409)	$2,082,955	182,297	$31,258	$186,040
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended April 30, 2022, the fund received the shares of the NT fund of the same name through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.